Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Right-of-use asset
Total	R$ 81,888	R$ 75,228
Current	21,214	14,569
Non-current	60,674	60,659
Total	R$ 81,888	R$ 75,228
Properties
Right-of-use asset
Average discount rate (per year)	10.88%	7.56%
Total	R$ 77,366	R$ 71,765
Total	R$ 77,366	R$ 71,765
Vehicles
Right-of-use asset
Average discount rate (per year)	14.54%	12.69%
Total	R$ 4,285	R$ 2,940
Total	R$ 4,285	R$ 2,940
IT equipment
Right-of-use asset
Average discount rate (per year)	7.70%	7.70%
Total	R$ 237	R$ 523
Total	R$ 237	R$ 523